RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 18 - RELATED PARTY TRANSACTIONS

An entity related to one of the Company’s Supervisory Board members provide legal services to the Company. Legal expense related to these services is $59, $46 and $46 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company engages the services of a related party to provide certain selling and management services to the authentication technology segment. The Company incurred expenses of $1,710, $741 and $801 for such services for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021, and 2020 the outstanding balances due for these services were $311 and $114, respectively, included in accrued expenses and other current liabilities. In addition, since April 2018, the related party serves as a board member of the Company and was paid an amount of $38, $38 and $28 as board fees, for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company engages the services of a related party to provide certain selling services to its authentication technology segment. The Company incurred expenses of $148, $87 and $106 for such services for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company engaged the services of a related party to provide internal audit services. As of February 2020, the related party acts as a Managing Director of the Company. The Company incurred expenses of $286, $182 and $170 for such services for the years ended December 31, 2021, 2020 and 2019, respectively.

The chairman of the board, a related party, receives annual compensation of $50 for his services as chairman. In addition, in 2021 and 2020, the Company incurred salary expenses of $117 and $125, respectively for the services he provides to AU10TIX.

In August 2017, the Company engaged the services of a related party to provide certain selling and administrative services to its authentication technology segment. The Company incurred expenses of $0, $0 and $39 for such services for the years ended December 31, 2021, 2020 and 2019, respectively. In addition, the related party serves as a board member of the Company, and was paid an amount of $38, $38 and $30 as board fees, for the years ended December 31, 2021, 2020 and 2019, respectively.

In May 2018, the Company engaged the services of a related party to provide certain administration services. The Company incurred expenses of $141, $118 and $98 for such services for the years ended December 31, 2021, 2020 and 2019, respectively.

In May 2019, the Company engaged the services of Arrow (see note 5) to provide some administrative services. The Company incurred expenses of $286, $115 and $62 for such services for the years ended December 31, 2021, 2020 and 2019, respectively.

In June 2019, the Company issued 3,000,000 shares to certain directors and officers of the Company for a purchase price of $0.40 per share. The Compensation Committee determines the composition and amount of director and key employee compensation. When the annual award consists of equity purchases, it is only permitted at a price equal or above market.

In December 2019, the Company purchased shares and shareholders debt of Arrow for $1,750 (see note 5).
In May 2020, an entity related to the Company’s main shareholder provided a letter of credit of €2,000 ($2,273 as of December 31, 2021) to a commercial bank to guarantee a borrowing arrangement on behalf of one of the Company’s subsidiaries. The Company provided to the related party a deposit of $2,200 against the letter of credit which was paid back to the Company after the letter of credit was cancelled.

The Company has debt to related parties (see note 11).